Significant Events After the Reporting Date	12 Months Ended
Dec. 31, 2022
Significant events after the reporting date [Abstract]
Significant events after the reporting date

8. Significant events after the reporting date

8.1. Change in Functional Currency

Effective January 1, 2023, the functional currency of InflaRx N.V. changed from U.S. dollars to Euro due to a change in its operational function and, in turn, a change in the primary currency of its underlying transactions. A change in functional currency is accounted for prospectively.